Income Tax	9 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Income Tax
Income Tax

The components of the provision for income taxes were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	$	$	$	$
Current	(750)	(209)	(1,224)	(722)
Deferred	—	—	81	—
Income tax expense	(750)	(209)	(1,143)	(722)